Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

July 2, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:          Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Orinda SkyView Macro Opportunities Fund (S000036614)
Orinda SkyView Multi-Manager Hedged Equity Fund (S000031753)
Orinda Income Opportunities Fund (S000041252)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the Orinda SkyView Macro Opportunities Fund, Orinda SkyView Multi-Manager Hedged Equity Fund and Orinda Income Opportunities Fund, hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in the most recent amendment dated June 28, 2014, and filed electronically as Post-Effective Amendment No. 596 to the Trust’s Registration Statement on Form N-1A on June 27, 2014.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust